United States
Securities and Exchange Commission
"Washington, D.C.  20549"

Form 13F

Form 13F Cover Page
Report for the Calendar Year of Quarter Ended: 06/30/2006

Check here if Amendment {    }; Amendment Number: _________
This Amendment (Check only one.):[   ] is a restatement
                                 [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:    Roffman Miller Associates Inc.
"Address: 1835 Market Street, Suite 500"
"         Philadelphia, PA 19103"

3F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing
"the report is authorized to submit it,that all information contained " "herein is true, correct and complete,and that it is understood "
"that all required items,statements, schedules, lists and tables, " are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
Name: Paulette Greenwell
Title: Chief Compliance Officer
Phone: 215-981-1030
"Signature, Place, and Date of Signing:"
"Paulette Greenwell, Philadelphia, PA     August 14, 2006"

Report Type (Check Only One.):
[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 67
"Form 13F Information Table Entry Total: 241,064"
                                        (Thousands






"Roffman Miller Associates, Inc."
FORM 13F
30-Jun-06			Value	Shares/	Sh/	Put/	Invstmt	Other	      Voting Authority
Name of Issuer	Title of class	CUSIP	(x$1000)	Prn Amt	Prn	Call	Dscretn	Managers	Sole	Shared	None
3M Company	COM	88579y101	2261	27992	SH		Sole				27992
A F L A C Inc.	COM	1055102	5569	120144	SH		Sole				120144
Abbott Laboratories	COM	2824100	448	10270	SH		Sole				10270
Alberto Culver 	COM	13068101	3609	74076	SH		Sole				74076
American International Group	COM	26874107	4061	68776	SH		Sole				68568
Anheuser Busch Co. Inc.	COM	35229103	4578	100413	SH		Sole				100413
Aqua America	COM	03836w103	832	36516	SH		Sole				36516
Artesian Resources Corp.  Clas	COM	43113208	863	29550	SH		Sole				29550
Automatic Data Processing	COM	53015103	4746	104657	SH		Sole				104657
BP plc	COM	55622104	1672	24025	SH		Sole				24025
Berkshire Hathaway Class B	COM	84670207	3076	1011	SH		Sole				1011
"Best Buy Company, Inc."	COM	86516101	282	5145	SH		Sole				5145
Black & Decker Corp	COM	91797100	7636	90416	SH		Sole				90416
Boeing Co.	COM	97023105	7702	94027	SH		Sole				94027
Bristol Myers Squibb Co.	COM	110122108	988	38202	SH		Sole				38202
CBS	COM	124857202	2015	74500	SH		Sole				74051
Campbell Soup	COM	134429109	1437	38720	SH		Sole				38720
Colgate Palmolive	COM	194162103	5203	86855	SH		Sole				86855
Cooper Industries Inc.	COM	216648402	6709	72205	SH		Sole				72205
D.R. Horton Inc.	COM	23331a109	2806	117810	SH		Sole				117810
Dean Foods Company	COM	242370104	4590	123432	SH		Sole				123432
Diebold Incorporated	COM	253651103	1193	29380	SH		Sole				29380
Dow Chemical Co	COM	260543103	215	5515	SH		Sole				5515
DuPont	COM	263534109	5626	135242	SH		Sole				135242
Enerplus Resources Fund	COM	29274d604	5105	90774	SH		Sole				90774
Exxon Mobil Corp.	COM	30231g102	9276	151191	SH		Sole				151191
FedEx Corporation	COM	31428x106	9837	84174	SH		Sole				82574
First American Corporation	COM	318522307	5851	138409	SH		Sole				138409
Fortune Brands Inc.	COM	349631101	6496	91479	SH		Sole				91479
General Electric Co.	COM	369604103	7635	231646	SH		Sole				231646
GlaxoSmithKline ADR	COM	37733w105	6605	118378	SH		Sole				118378
Green Mountain Power Corp.	COM	393154109	2636	77540	SH		Sole				77540
H&R Block	COM	93671105	2783	116635	SH		Sole				116635
H.J. Heinz Co.	COM	423074103	5798	140669	SH		Sole				140669
Harley Davidson	COM	412822108	551	10043	SH		Sole				10043
"Home Depot, Inc."	COM	437076102	5605	156616	SH		Sole				156616
Illinois Tool Works Inc	COM	452308109	303	6380	SH		Sole				6380
International Business Machine	COM	459200101	8139	105947	SH		Sole				105847
Iron Mountain Inc. 	COM	462846106	339	9070	SH		Sole				9070
J P Morgan Chase & Co.	COM	46625h100	5310	126435	SH		Sole				126435
"Johnson & Johnson, Inc."	COM	478160104	8021	133854	SH		Sole				133854
Keyspan Energy	COM	49337w100	725	17952	SH		Sole				17952
Liberty Media Capital A	COM	53071M401	627	7479	SH		Sole				7479
Liberty Media Interactive A	COM	53071M104	646	37399	SH		Sole				37399
Mc Donalds Corp.	COM	580135101	2396	71314	SH		Sole				70314
Medtronics	COM	585055106	3616	77058	SH		Sole				77058
Merck & Co.	COM	589331107	351	9630	SH		Sole				9630
Microsoft	COM	594918104	6327	271538	SH		Sole				271538
Pepsico	COM	713448108	4961	82632	SH		Sole				82632
Pfizer	COM	717081103	3552	151337	SH		Sole				151337
Pinnacle West Capital Corp	COM	723484101	607	15215	SH		Sole				15215
Proctor & Gamble	COM	742718109	3135	56382	SH		Sole				56382
RPM Inc.	COM	749685103	4392	244001	SH		Sole				244001
Royal Dutch Shell ADR	COM	780257804	645	9625	SH		Sole				9625
South Jersey Industries	COM	838518108	3575	130535	SH		Sole				130535
Southern Company	COM	842587107	3627	113152	SH		Sole				113152
Tiffany & Co.	COM	886547 10	337	10200	SH		Sole				10200
UGI Corp	COM	902681105	2895	117601	SH		Sole				117601
Unitedhealth Group Inc. 	COM	91324P102	2877	64245	SH		Sole				64245
Valley National Bancorp	COM	919794107	2998	116591	SH		Sole				116591
Verizon Communications	COM	92343v104	3621	108126	SH		Sole				108126
Viacom Class B	COM	92553p201	2119	59133	SH		Sole				58684
Wal Mart	COM	931142103	1125	23347	SH		Sole				23347
Washington Mutual Inc.	COM	939322103	4336	95139	SH		Sole				95139
"General Growth Properties, Inc"	COM	370021107	5918	131327	SH		Sole				131327
UMH Properties Inc.	COM	911024107	2317	152045	SH		Sole				152045
Washington Real Estate Investm	COM	939653101	4932	134379	SH		Sole				134379